UNITED STATES
		 SECURITIES AND EXCHANGE COMMISSION
        	       WASHINGTON D.C. 20549
	        	      FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [ ]; Amendment Number:
	This Amendment (Check only one.): [ ] is a restatement.
	                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this report:
Name:		 Mountain Lake Investment Management LLC
Address:	 1 Battery Park Plaza, Seventh Floor
		 New York, NY 10004
13F File Number: 028-11139

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:	 Pinar Ilgar
Title:  CFO
Phone: (646) 388-6036
Signature,       		Place,         	and Date of Signing
Pinar Ilgar   			New York	February 14, 2012

Report Type (Check only one.):
[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:	31
Form 13F Information Table Value Total:	152,854,000

List of Other Included Managers:
NONE

Name Of Issuer                Title of Class Cusip     Value (x1000 Shr/Prn Amount SH PPUT CALLInvestmeOtherSole   Shared
AFLAC INC                     COM            001055102       1082          25000 SH          SOLE         25000
AGNICO EAGLE MINES LTD        COM            008474108        545          15000 SH          SOLE         15000
ALLEGHANY CORP DEL            COM            017175100       6290          22049 SH          SOLE         22049
APACHE CORP.                  COM            037411105       1585          17500 SH          SOLE         17500
AVIS BUDGET GROUP             COM            053774105       2448         228400 SH          SOLE        228400
BERKSHIRE HATHAWAY INC DEL    CL A           084670108       9525             83 SH          SOLE            83
BLOCK H&R INC                 COM            093671105       2613         160000 SH          SOLE        160000
CENTRAL FD CDA LTD            CL A           153501101        588          30000 SH          SOLE         30000
CONOCOPHILLIPS                COM            20825C104        364           5000 SH          SOLE          5000
DEVON ENERGY CORP NEW         COM            25179M103       4613          74400 SH          SOLE         74400
EXXON MOBIL CORP              COM            30231G102       7628          90000 SH          SOLE         90000
HILLENBRAND, INC              COM            431571108       4256         190700 SH          SOLE        190700
ISHARES GOLD TRUST            ISHARES        464285105       3808         250000 SH          SOLE        250000
KINROSS GOLD CORP             COM NO PAR     496902404        456          40000 SH          SOLE         40000
LABORATORY CORP AMER HLDGS    COM NEW        50540R409       9319         108400 SH          SOLE        108400
MARKET VECTORS ETF TR         GOLD MINER ETF 57060U100       1029          20000 SH          SOLE         20000
MARKET VECTORS ETF TR         GOLD MINER ETF 57060U100       2109          41000 SH  CALL    SOLE         41000
MICROSOFT CORP                COM            594918104       5971         230000 SH          SOLE        230000
NVR INC                       COM            62944T105      12005          17500 SH          SOLE         17500
REPUBLIC SVCS INC             COM            760759100      10607         385000 SH          SOLE        385000
RYANAIR HLDGS PLC             SPONSORED ADR  783513104       5293         190000 SH          SOLE        190000
SPDR GOLD TRUST               GOLD SHS       78463V107       7448          49000 SH          SOLE         49000
SPROTT PHYSICAL GOLD TRUST    UNIT           85207H104       2901         210200 SH          SOLE        210200
TRAVELERS COMPANIES  INC      COM            89417E109      11124         188000 SH          SOLE        188000
US BANCORP DEL                COM NEW        902973304      10993         406400 SH          SOLE        406400
VISTA GOLD CORP               COM NEW        927926303        661         215400 SH          SOLE        215400
WASTE MGMT INC DEL            COM            94106L109       6215         190000 SH          SOLE        190000
WELLPOINT INC                 COM            94973V107      12362         186598 SH          SOLE        186598
WESTERN DIGITAL CORP          COM            958102105       2631          85000 SH          SOLE         85000
YAMANA GOLD INC               COM            98462Y100        955          65000 SH          SOLE         65000
INGERSOLL-RAND PLC            SHS            G47791101       5430         178200 SH          SOLE        178200